SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 544,361	$ 416,618
CEO and Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	104,226	106,250
CEO [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	93,283	60,000
Directors [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	2,861	40,433
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 200,370	$ 206,683